Restatement of Previously Issued Combined Financial Statements - Schedule Of Restatement Of Previously Issued Statement Of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net loss	$ (12,596)	$ (10,276)	$ (6,282)	$ (7,890)	$ (8,625)	$ (7,455)	$ (29,154)	$ (23,970)	$ (27,042)	$ (17,557)	$ (13,589)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Deferred income taxes, net							(6,840)	(6,325)	(7,325)	(6,185)	557
Others							133	(35)	(64)	(161)	0
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable, net							(17,610)	(12,721)	(6,019)	(339)	4,290
Accounts payable and accrued liabilities							432	161	1,513	2,759	(570)
Net cash provided by operating activities							3,556	(1,232)	(5,672)	3,619	(5,195)
Financing activities:
Net transfer from parent							15,284	4,830	10,747	25,686	20,290
Net cash provided by financing activities							$ 9,556	$ 3,780	9,697	23,361	17,290
Supplemental disclosure of cash flow information:
Deferred revenue recorded in accounts receivable									$ 11,344	8,451	1,425
Combined Statement Of Cash Flows [Member]
Operating activities:
Net loss										(17,557)	(13,589)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Deferred income taxes, net										(6,185)	557
Others										161
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable, net										339	(4,290)
Accounts payable and accrued liabilities										2,759	(570)
Deferred revenue										1,328	(1,875)
Other										1,309	(1,849)
Net cash provided by operating activities										3,619	(5,195)
Financing activities:
Net transfer from parent										25,686	20,290
Net cash provided by financing activities										23,361	17,290
Supplemental disclosure of cash flow information:
Deferred revenue recorded in accounts receivable										8,451	1,425
Previously Reported [Member] | Combined Statement Of Cash Flows [Member]
Operating activities:
Net loss										(17,896)	(13,043)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Deferred income taxes, net										(5,960)	653
Others										0
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable, net										(1,096)	(5,565)
Accounts payable and accrued liabilities										2,337	(648)
Deferred revenue										9,779	(450)
Other										1,323	(1,959)
Net cash provided by operating activities										9,952	(4,591)
Financing activities:
Net transfer from parent										19,353	19,686
Net cash provided by financing activities										17,028	16,686
Supplemental disclosure of cash flow information:
Deferred revenue recorded in accounts receivable										0	0
Revision of Prior Period, Adjustment [Member] | Combined Statement Of Cash Flows [Member]
Operating activities:
Net loss										339	(546)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Deferred income taxes, net										(225)	(96)
Others										161
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable, net										1,435	1,275
Accounts payable and accrued liabilities										422	78
Deferred revenue										(8,451)	(1,425)
Other										(14)	110
Net cash provided by operating activities										(6,333)	(604)
Financing activities:
Net transfer from parent										6,333	604
Net cash provided by financing activities										6,333	604
Supplemental disclosure of cash flow information:
Deferred revenue recorded in accounts receivable										$ 8,451	$ 1,425